UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           --------------------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           --------------------------------------------------
           Los Angeles, CA  90025
           --------------------------------------------------

Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     310-899-7300
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Christopher T. Winkler      Los Angeles, CA    2/13/2008
   --------------------------   ------------------------------
             [Signature]           [City, State]       [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             92
                                               -------------

Form 13F Information Table Value Total:          $ 2,503,030
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



-----------------------------------------------------------------------------------------------------------------------------------
             COLUMN 1              COLUMN 2              COLUMN 3 COLUMN 4    COLUMN 5          COLUMN 6    COLUMN 7     COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
   Name of Issuer                   Title                        Value      SHR/PRN SH/PRN  PUT   Investment Other    Sole   Shared
                                  of Class                Cusip  (in $1,000)  AMT           CALL  Discretion Managers
------------------------------------------------------------------------------------------- ---- -----------------------------------
AERCAP HOLDINGS NV                  SHS                  N00985106     49,966  SH 2,394,136          Sole       0   2,394,136  0
AES CORP                            COM                  00130H105     46,643  SH 2,180,600          Sole       0   2,180,600  0
AIRMEDIA GROUP INC                  SPONSORED ADR        009411109      1,231  SH    55,000          Sole       0      55,000  0
AK STL HLDG CORP                    COM                  001547108      8,180  SH   176,900          Sole       0     176,900  0
ALLEGHENY ENERGY INC                COM                  017361106      8,632  SH   135,700          Sole       0     135,700  0
ALLSCRIPTS HEALTHCARE SOLUTI        COM                  01988P108     23,712  SH 1,221,000          Sole       0   1,221,000  0
AMDOCS LTD                          ORD                  G02602103      8,590  SH   249,200          Sole       0     249,200  0
AMERICA MOVIL SAB DE CV             SPON ADR L SHS       02364W105     98,009  SH 1,596,500          Sole       0   1,596,500  0
AMERICAN EAGLE OUTFITTERS NE        COM                  02553E106    116,379  SH 5,603,211          Sole       0   5,603,211  0
AMERICAN TOWER CORP                 CL A                 029912201      8,605  SH   202,000          Sole       0     202,000  0
AMYLIN PHARMACEUTICALS INC          COM                  032346108      8,233  SH   222,500          Sole       0     222,500  0
ANADARKO PETE CORP                  COM                  032511107      9,183  SH   139,800          Sole       0     139,800  0
BEA SYS INC                         COM                  073325102      8,496  SH   538,400          Sole       0     538,400  0
BIG LOTS INC                        COM                  089302103     15,990  SH 1,000,000          Sole       0   1,000,000  0
BLOCK H & R INC                     COM                  093671105     28,754  SH 1,548,387          Sole       0   1,548,387  0
BROCADE COMMUNICATIONS SYS I        COM NEW              111621306      8,494  SH 1,157,200          Sole       0   1,157,200  0
BURLINGTON NORTHN SANTA FE C        COM                  12189T104      8,090  SH    97,200          Sole       0      97,200  0
CABLEVISION SYS CORP                CL A NY CABLVS       12686C109      8,107  SH   330,900          Sole       0     330,900  0
CELANESE CORP DEL                   COM SER A            150870103      9,107  SH   215,200          Sole       0     215,200  0
CHEMED CORP NEW                     COM                  16359R103     12,026  SH   215,218          Sole       0     215,218  0
CHUNGHWA TELECOM CO LTD             SPONSORED ADR        17133Q304     35,950  SH 1,702,975          Sole       0   1,702,975  0
CIRCUIT CITY STORE INC              COM                  172737108     11,655  SH 2,775,000          Sole       0   2,775,000  0
CISCO SYS INC                       COM                  17275R102    132,965  SH 4,911,900          Sole       0   4,911,900  0
COMMUNITY HEALTH SYS INC NEW        COM                  203668108     25,426  SH   689,791          Sole       0     689,791  0
COMMSCOPE INC                       COM                  203372107        894  SH    18,164          Sole       0      18,164  0
COMMVAULT SYSTEMS INC               COM                  204166102      3,177  SH   150,000          Sole       0     150,000  0
CONSOL ENERGY INC                   COM                  20854P109      9,712  SH   135,800          Sole       0     135,800  0
CORRECTIONS CORP AMER NEW           COM NEW              22025Y407      8,192  SH   277,600          Sole       0     277,600  0
COVANTA HLDG CORP                   COM                  22282E102      8,569  SH   309,800          Sole       0     309,800  0
CROWN CASTLE INTL CORP              COM                  228227104      8,532  SH   205,100          Sole       0     205,100  0
CVS CAREMARK CORPORATION            COM                  126650100      8,467  SH   213,000          Sole       0     213,000  0
CYPRESS SEMICONDUCTOR CORP          COM                  232806109      8,827  SH   245,000          Sole       0     245,000  0
CYTEC INDS INC                      COM                  232820100     11,038  SH   179,251          Sole       0     179,251  0
DISCOVERY HOLDING CO                CL A COM             25468Y107      7,937  SH   315,700          Sole       0     315,700  0
DONNELLEY R R & SONS CO             COM                  257867101      8,420  SH   223,100          Sole       0     223,100  0
EQUIFAX INC                         COM                  294429105      8,126  SH   223,500          Sole       0     223,500  0
EXELON CORP                         COM                  30161N101     21,905  SH   268,317          Sole       0     268,317  0
F5 NETWORKS INC                     COM                  315616102     10,838  SH   380,000          Sole       0     380,000  0
FIDELITY NATL INFORMATION SV        COM                  31620M106      7,985  SH   192,000          Sole       0     192,000  0
FISERV INC                          COM                  337738108      8,912  SH   160,600          Sole       0     160,600  0
GLOBAL PMTS INC                     COM                  37940X102      9,039  SH   194,300          Sole       0     194,300  0
HARRAHS ENTMT INC                   COM                  413619107      8,618  SH    97,100          Sole       0      97,100  0
HEALTH MGMT ASSOC INC NEW           CL A                 421933102      9,473  SH 1,584,158          Sole       0   1,584,158  0
HELIX ENERGY SOLUTIONS GRP I        COM                  42330P107      8,508  SH   205,000          Sole       0     205,000  0
HOLOGIC INC                         COM                  436440101      9,184  SH   133,800          Sole       0     133,800  0
IAC INTERACTIVECORP                 COM NEW              44919P300     87,849  SH 3,263,330          Sole       0   3,263,330  0
INFINEON TECHNOLOGIES AG            SPONSORED ADR        45662N103     23,743  SH 2,039,743          Sole       0   2,039,743  0
INGERSOLL-RAND COMPANY LTD          CL A                 G4776G101      7,747  SH   166,700          Sole       0     166,700  0
INNOPHOS HOLDINGS INC               COM                  45774N108     28,742  SH 1,931,600          Sole       0   1,931,600  0
KBR INC                             COM                  48242W106      7,873  SH   202,900          Sole       0     202,900  0
LAMAR ADVERTISING CO                CL A                 512815101     89,812  SH 1,868,359          Sole       0   1,868,359  0
LEAP WIRELESS INTL INC              COM NEW              521863308     10,093  SH   216,400          Sole       0     216,400  0
LEAR CORP                           COM                  521865105      8,464  SH   306,000          Sole       0     306,000  0
MACYS INC                           COM                  55616P104    197,086  SH 7,618,325          Sole       0   7,618,325  0
MARVELL TECHNOLOGY GROUP LTD        ORD                  G5876H105      7,819  SH   559,300          Sole       0     559,300  0
MCKESSON CORP                       COM                  58155Q103      8,490  SH   129,600          Sole       0     129,600  0
MEADWESTVACO CORP                   COM                  583334107      7,834  SH   250,300          Sole       0     250,300  0
MEDASSETS INC                       COM                  584045108      2,394  SH   100,000          Sole       0     100,000  0
MILLICOM INTL CELLULAR S A          SHS NEW              L6388F110      8,091  SH    68,600          Sole       0      68,600  0
MOLINA HEALTHCRE INC                COM                  60855R100     12,307  SH   318,000          Sole       0     318,000  0
MONSTER WORLDWIDE INC               COM                  611742107      8,265  SH   255,100          Sole       0     255,100  0
MOTOROLA INC                        COM                  620076109      8,562  SH   533,800          Sole       0     533,800  0
MYLAN INC                           COM                  628530107     97,042  SH 6,902,000          Sole       0   6,902,000  0
NALCO HOLDING COMPANY               COM                  62985Q101      8,690  SH   359,400          Sole       0     359,400  0
NASDAQ STOCK MARKET INC             COM                  631103108      9,289  SH   187,700          Sole       0     187,700  0
NCR CORP NEW                        COM                  62886E108      9,049  SH   360,500          Sole       0     360,500  0
NOKIA CORP                          SPONSORED ADR        654902204     90,591  SH 2,359,764          Sole       0   2,359,764  0
NRG ENERGY INC                      COM NEW              629377508     53,825  SH 1,241,921          Sole       0   1,241,921  0
NUTRI SYS INC NEW                   COM                  67069D108      5,971  SH   221,300          Sole       0     221,300  0
NYSE EURONEXT                       COM                  629491101      8,417  SH    95,900          Sole       0      95,900  0
OMNICARE INC                        COM                  681904108     84,221  SH 3,692,286          Sole       0   3,692,286  0
PENN NATL GAMING INC                COM                  707569109      8,635  SH   145,000          Sole       0     145,000  0
PEOPLES UNITED FINANCIAL INC        COM                  712704105     19,521  SH 1,096,700          Sole       0   1,096,700  0
PLAINS EXPL& PRODTN CO              COM                  726505100      8,748  SH   162,000          Sole       0     162,000  0
PRIDE INTL INC DEL                  COM                  74153Q102      8,824  SH   260,300          Sole       0     260,300  0
QUALCOMM INC                        COM                  747525103    185,712  SH 4,719,482          Sole       0   4,719,482  0
QUANTA SVCS INC                     COM                  74762E102     43,109  SH 1,642,878          Sole       0   1,642,878  0
ROSS STORES INC                     COM                  778296103      7,950  SH   310,900          Sole       0     310,900  0
ROWAN COS INC                       COM                  779382100     92,626  SH 2,347,346          Sole       0   2,347,346  0
SARA LEE CORP                       COM                  803111103      8,176  SH   509,100          Sole       0     509,100  0
SEAGATE TECHNOLOGY                  SHS                  G7945J104     92,700  SH 3,635,300          Sole       0   3,635,300  0
SINA CORP                           ORD                  G81477104      7,781  SH   175,600          Sole       0     175,600  0
SOUTHWESTERN ENERGY CO              COM                  845467109      8,832  SH   158,500          Sole       0     158,500  0
TELLABS INC                         COM                  879664100      8,094  SH 1,237,600          Sole       0   1,237,600  0
TRIPLE-S MGMT CORP                  CL B                 896749108     10,105  SH   500,000          Sole       0     500,000  0
UNION PAC CORP                      COM                  907818108     22,550  SH   179,507          Sole       0     179,507  0
VEECO INSTRS INC DEL                COM                  922417100     16,870  SH 1,010,200          Sole       0   1,010,200  0
VIRGIN MEDIA INC                    COM                  92769L101      8,375  SH   488,600          Sole       0     488,600  0
VIRTUAL RADIOLOGIC CORPORATI        COM                  92826B104      1,014  SH    50,000          Sole       0      50,000  0
WELLPOINT INC                       COM                  94973V107    146,993  SH 1,675,518          Sole       0   1,675,518  0
WENDYS INTL INC                     COM                  950590109      7,783  SH   301,200          Sole       0     301,200  0
XM SATELLITE RADIO HLDGS INC        CL A                 983759101     17,593  SH 1,437,300          Sole       0   1,437,300  0
